Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Balances with Related Parties [Line Items]
Other current assets	$ 5,557,000	$ 5,436,000	$ 2,749,000
Current liabilities	6,365,000	2,253,000	5,038,000
Non-current liabilities	855,000	222,000	$ 182,000
Key management personnel [Member]
Schedule of Balances with Related Parties [Line Items]
Other current assets
Current liabilities	218,000	123,000
Non-current liabilities
Other related parties [Member]
Schedule of Balances with Related Parties [Line Items]
Other current assets	15,000	15,000
Current liabilities	584,000	381,000
Non-current liabilities	$ 292,000	$ 222